Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gain (losses) on sale from securitization and loan sales	¥ 3,675	¥ 4,110	¥ 13,378	¥ 12,122
Installment Loans
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 154,890	¥ 152,310	¥ 431,379	¥ 370,946